LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
LOANS RECEIVABLE
Summary of loans receivable

	As of December 31,
	2023	2024
	US$	US$
Total personal loans	43,346	49,002
Allowance for credit losses	(10,973)	(11,473)
Loans receivable, net	32,373	37,529

Schedule of activities in the provision/reversal for credit losses

	Year Ended December 31,
	2022	2023	2024
	US$	US$	US$
Beginning balance	11,180	11,263	10,973
Provision (reversal)	1,029	(103)	668
Foreign currency translation adjustments	(946)	(187)	(168)
Ending balance	11,263	10,973	11,473

Schedule of loans receivable portfolio based on credit quality indicator

	As of December 31,
	2023	2024
	US$	US$
Current	28,474	32,615
1 - 90 days past due	4,148	5,704
91 - 180 days past due	212	—
181 - 360 days past due	785	223
361 - 720 days past due	1,397	651
Over 720 days past due	8,330	9,809
	43,346	49,002